Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial risk management [Line Items]
Financial assets	$ 98,085
Time deposits [Member] | Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	905,170
Time deposits [Member] | Other banks with lower balances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		$ 86
Investment Fund [Member] | Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	852,600
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco crédito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		9,002
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		16,702
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		10,503
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Estado [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		1,001
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco de Crédito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		185,589
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Santander [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		45,168
Moody's P-1 S&P A-1 Fitch N1+ [Member] | Investment Fund [Member] | JP Morgan Asset Management [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		34,028
Moody´s P-1 S&P A-2 Fitch F2 [Member] | Time deposits [Member] | Banco crédito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	9,752
Moody's P-2 S&P A-2 [Member] | Time deposits [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	195,471	7,299
Moody's P-2 S&P A-2 [Member] | Time deposits [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	8,001
Moody's P-2 S&P A-2 [Member] | 90 days to 1 year [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		49,006
Moody´s P-1 S&P A-2 [Member] | Time deposits [Member] | Banco crédito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	34,325
Moody´s P-1 S&P A-2 [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	65,899
Moody´s P-1 S&P A-2 [Member] | Time deposits [Member] | Banco Santander [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	9,052
Moody´s P-1 S&P A-1 Fitch F1+ [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	289,421
Moody´s P-1 S&P A-1 Fitch F1+ [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	10,750
Fitch F1+ [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		7,002
Fitch F1+ [Member] | Time deposits [Member] | Banco Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		31,668
Fitch F1+ [Member] | Time deposits [Member] | Other banks [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	200,100
Moody´s Aaa-mf S&P AAAm Fitch AAAmmf [Member] | Investment Fund [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	381,297	102,753
S&P AAAm Fitch AAAmmf [Member] | Investment Fund [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	233,648	$ 107,625
Moody´s P-1 Fitch F1 [Member] | Time deposits [Member] | Sumitomo Mitsui Banking [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	320,054
Moodys Plus [Member] | Bank notes [Member] | Agricultural Bank of China [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	860
Moodys Plus [Member] | Bank notes [Member] | Bank of China Limited [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	4,167
Moodys Plus [Member] | Bank notes [Member] | Bank of Communications [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,422
Moodys Plus [Member] | Bank notes [Member] | China Construction Bank Corporation [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,122
Moodys Plus [Member] | Bank notes [Member] | China Merchants Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	22,628
Moodys Plus [Member] | Bank notes [Member] | Industrial Commercial Bank of China Limited [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	353
Moodys Plus [Member] | Bank notes [Member] | Industrial Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	6,615
Moodys Plus [Member] | Bank notes [Member] | KEB Hana Bank (China) [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	1,121
Moodys Double Plus [Member] | Bank notes [Member] | China CITIC Bank Corp Ltd [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	2,623
Moodys Double Plus [Member] | Bank notes [Member] | China Everbright Bank Co. Ltd [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	6,569
Moodys Double Plus [Member] | Bank notes [Member] | Ping An Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	8,391
Moodys Double Plus [Member] | Bank notes [Member] | Shanghai Pudong Development Bank Co. Ltd [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,905
SP Plus [Member] | Bank notes [Member] | Postal Savings Bank of China [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	4,718
Fitch Double Plus [Member] | Bank notes [Member] | China Minsheng Bank Corporation [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	784
Fitch Plus [Member] | Bank notes [Member] | China Development Bank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	$ 16,807